2005 STOCK INCENTIVE PLAN	12 Months Ended
Sep. 30, 2015
2005 Stock Incentive Plan
2005 STOCK INCENTIVE PLAN

NOTE 10 – 2005 STOCK INCENTIVE PLAN

On June 2, 2005, the Board of Directors adopted the Company’s 2005 Stock Incentive Plan (the “2005 Plan”) and reserved 8,000,000 shares for issuance under the 2005 Plan out of the authorized and unissued shares of par value $0.001 common stock of the Company. On July 8, 2005, the Board of Directors authorized the Company to take the steps necessary to register the 2005 Plan shares under a registration statement on Form S-8. On July 19, 2005, the Form S-8 was filed with the SEC for 5,000,000 shares. On October 18, 2007, a Form S-8 was filed with the SEC for registering the remaining 3,000,000 shares.  On July 30, 2008, the Board of Directors increased the number of shares of the Company’s common stock authorized for issuance under the 2005 Plan to 16,000,000 shares. On August 21, 2009, a Form S-8 was filed with the SEC to register the remaining 8,000,000 shares authorized under the 2005 Plan. On July 7, 2011, the Board of Directors increased the number of shares of the Company’s common stock authorized for issuance under the 2005 Plan to 30,000,000 shares. On October 20, 2011, a Form S-8 was filed with the SEC to register the 14,000,000 share increase authorized under the 2005 Plan. The 2005 Plan expired in our fiscal year 2015. See Note 12.